As filed with the U.S. Securities and Exchange Commission on May 30, 2019

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 487	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 487	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On June 28, 2019, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 487 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended, solely for the purpose of delaying, until June 28, 2019, the effectiveness of the registration statement for the iShares Commodity Curve Carry Strategy ETF (the “Fund”), filed in Post-Effective Amendment No. 447 on December 3, 2018, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
463	February 15, 2019	March 15, 2019
471	March 14, 2019	April 5, 2019
474	April 4, 2019	May 3, 2019
481	May 2, 2019	May 31, 2019

This Post-Effective Amendment No. 487 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 447.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 487 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 30th day of May, 2019.

iSHARES U.S. ETF TRUST

By:
Martin Small*
President

Date: May 30, 2019

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 487 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: May 30, 2019

John E. Martinez*
Trustee

Date: May 30, 2019

Cecilia H. Herbert*
Trustee

Date: May 30, 2019

John E. Kerrigan*
Trustee

Date: May 30, 2019

Robert S. Kapito*
Trustee

Date: May 30, 2019

Madhav V. Rajan*
Trustee

Date: May 30, 2019

Jane D. Carlin*
Trustee

Date: May 30, 2019

Drew E. Lawton*
Trustee

Date: May 30, 2019

Richard L. Fagnani*
Trustee

Date: May 30, 2019

/s/ Neal J. Andrews
Neal J. Andrews*
Treasurer and Chief Financial Officer

Date: May 30, 2019

*By:	/s/ Neal J. Andrews
Neal J. Andrews
Attorney-in-fact

Date: May 30, 2019

*

Powers of Attorney, each dated April 1, 2019, for Martin Small, Jane D. Carlin, Mark K. Wiedman, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Neal J. Andrews are filed herein.